Employees (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Person	Dec. 31, 2012 USD ($)
Severance cost arising in normal course of business	$ 8	$ 32	$ 6
Operational Review		29
Operational Review Severance Costs		$ 28
Operational Review Average Number Of Positions Eliminated | Person		207
Operating Expense [Member]
Severance cost arising in normal course of business	$ 8	$ 4	$ 6